                             THE VANTAGEPOINT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                 SEPTEMBER 30, 1999; REVISED JANUARY 14, 2000

The Vantagepoint Funds is a no-load, diversified open-end management investment company. The Vantagepoint Funds operates as a "series" investment company, offering thirteen distinct investment portfolios (the "Funds"), each Fund having different investment objectives. This Statement of Additional Information contains additional information about the Funds.

This Statement of Additional Information is not a prospectus. This Statement of Additional Information is incorporated by reference into, and should be read in conjunction with, the Funds' current prospectus, dated March 1, 1999, along with supplements to the prospectus dated July 29, 1999 and September 30, 1999, respectively. A copy of the prospectus may be obtained by writing to the Funds or calling 1-800-669-7400.

                                TABLE OF CONTENTS

                                                                                       PAGE
                                                                                       ----
             Description of the Fund and Its Investments and Risks.......                1
             Management of The Vantagepoint Funds........................                5
             Control Persons and Principal Holders of Securities.........                6
             Investment Advisory and Other Services......................                6
             Portfolio Transactions......................................               10
             Capital Stock and Other Securities..........................               11
             Purchase, Redemption, and Pricing of Shares.................               12
             Taxation of the Fund........................................               12
             Calculation of Performance Data.............................               13
             Legal Counsel, Independent Auditors, & Custodian............               13
             Financial Statements........................................               14

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

                               GENERAL INFORMATION

The Vantagepoint Funds is a no-load, diversified open-end management investment company organized as a Delaware business trust. The Vantagepoint Funds are managed by Vantagepoint Investment Advisers, LLC ("VIA"), which in turn hires and manages subadvisers who are responsible for the day-to-day management and security selections for the Funds. VIA supervises and directs each Fund's investments. With respect to the Index Funds, VIA selects the Master Portfolios in which each Index Fund invests. The Vantagepoint Funds are as follows:

                 Actively-Managed Funds:         Aggressive Opportunities Fund
                                                 International Fund
                                                 Growth Fund
                                                 Growth & Income Fund
                                                 Equity Income Fund
                                                 Asset Allocation Fund
                                                 U.S. Treasury Securities Fund
                                                 Money Market Fund
                 Index Funds:                    Overseas Equity Index Fund
                                                 Mid/Small Company Index Fund
                                                 Broad Market Index Fund
                                                 500 Stock Index Fund
                                                 Core Bond Index Fund

The following discussion of investment objectives and policies for the Funds supplements the discussion of those objectives and policies that is set forth in the prospectus.


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                       INVESTMENT OBJECTIVES AND POLICIES

The policies and guidelines set forth below for each Fund have been adopted by the Board of Directors of the Vantagepoint Funds to govern the management and administration of each Fund by VIA. Those designated as fundamental in this Statement of Additional Information and in the prospectus cannot be changed without shareholder approval. Other policies and guidelines described below and in the prospectus may be reviewed and revised at the discretion of the Board of Directors. Each Fund's investment administration is under the supervision of VIA, which is responsible for appointing and monitoring of subadvisers to handle the day-to-day investment of assets assigned to them.

With the exception of the Money Market Fund the assets of each actively-managed Fund are managed by one or more subadvisers. Subadvisers are retained to manage a particular portion of each Fund under the terms of written investment advisory contracts with VIA.

The Money Market Fund is invested in the Short Term Investments Co. Liquid Assets Portfolio, a registered money market mutual fund. The mutual fund's investment adviser is AIM Advisors, Inc.

As explained in the prospectus, and in greater detail on page 5, each Index Fund is structured as a "feeder" fund investing in a "Master Portfolio" which has substantially similar investment objectives and strategies as the applicable Index Fund. The investment adviser for each "Master Portfolio" in which the corresponding Index Fund invests is Barclays Global Fund Advisors ("Barclays").

Each subadviser is selected for its individual investment management expertise and each operates independently of the others. Each subadviser is either registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940 or is a Bank, Insurance Company or Trust Company exempt as such from registration. Further information on each Fund's subadviser(s) may be found in the prospectus and this Statement of Additional Information in the description of each Fund and under the heading "Investment Advisory and Other Services".

Each subadviser agrees to exercise complete management discretion over assets of the Fund allocated to its account in a manner consistent with the Fund's investment policies and guidelines and within such further investment limitations and conditions as may be established by VIA.

A formal review and appraisal of each Fund's investment objectives and performance will be conducted periodically by the Board of Directors, and any material changes in the Fund's fundamental investment objectives will be put to a vote of its shareholders. The Funds may engage in one or more securities lending programs conducted by the Funds' custodian or other appropriate entities.

The 500 Stock Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's a division of the McGraw-Hill Companies, Inc. ("S&P"), or by Wilshire Associates Inc. ("Wilshire Associates"). Neither S&P nor Wilshire Associates makes any representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index, the Wilshire 4500 Index(R) or the Wilshire 5000 Index(R) to track general stock market performance. S&P's and Wilshire Associates' only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and Wilshire Associates and the Wilshire 4500 Index and Wilshire 5000 Index, which are determined, composed and calculated by S&P or Wilshire Associates without regard to the licensee or the product. S&P and Wilshire Associates have no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing or calculating the S&P 500 Index, the Wilshire 4500 Index or the Wilshire 5000 Index. S&P and Wilshire Associates are not responsible for and have not participated in the determination of the prices and amount of the product or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the product is to be converted into cash. S&P and Wilshire Associates have no obligation or liability in connection with the administration, marketing or trading of the product.

Neither S&P nor Wilshire Associates guarantees the accuracy and/or the completeness of the S&P 500 Index, the Wilshire 4500 Index, the Wilshire 5000 Index or any data included therein and neither S&P nor Wilshire Associates shall have any liability for any errors, omissions, or interruptions therein. S&P and Wilshire Associates make no warranty, express or implied, as to results to be obtained by licensees, owners of the product, or any other person or entity from the use of the S&P 500 Index, Wilshire 4500 Index, Wilshire 5000 Index or any data included therein. S&P and Wilshire Associates make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index, Wilshire 4500 Index, Wilshire 5000 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Wilshire Associates have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                               COMPARATIVE INDEXES

The Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks or peer groups may be used, as deemed appropriate by the Board of Directors.

Standard & Poor's 500 Stock Index ("S&P 500 Index") -- consists of 500 companies representing larger capitalization stocks traded in the U.S.

Standard & Poor's MidCap 400 Index -- consists of 400 medium sized domestic stocks traded in the U.S.

Standard & Poor's/BARRA MidCap Growth Index -- consists of the stocks of the S&P MidCap 400 Index having growth characteristics.

Standard & Poor's/BARRA Value Index -- a subset of the S & P that includes stocks that offer higher than average dividend yields and are considered to be out of the favor with investors.

Wilshire 5000 Equity Index -- consists of all common equity securities domiciled in the U.S. for which daily pricing is available.

Wilshire 4500 Equity Index -- consists of all stocks in the Wilshire 5000 except for those included in the Standard & Poor's 500 Stock Index.

Morgan Stanley Capital International EAFE Index -- consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australia and the Far East.

Morgan Stanley Capital International EAFE Free Index -- "EAFE Free Index" consists of approximately 1100 securities listed on the stock exchanges of developed markets of countries in Europe, Australia and the Far East. The EAFE Free Index excludes securities that are not available to U.S. investors.

Lehman Brothers Long-Term Treasury Bond Index -- consists of all Treasury obligations with maturities of 10 years or greater.

Lehman Brothers Government/Corporate Bond Index -- consists of U.S. Treasury, agency, and corporate securities rated BBB or better.

Merrill Lynch 5-7 Year Treasury Index -- consists of all Treasury obligations with maturities between 5 and 7 years.

Russell 2000 Index -- consists of the smallest 2,000 of the 3000 largest U.S. companies based on total market capitalization, representing approximately 7% of the Russell 3000 Index's total market capitalization.

                              ELIGIBLE INVESTMENTS

In addition to the securities and financial instruments described in the prospectus, the Vantagepoint Funds are authorized to invest in the types of securities and financial instruments listed below. Not all Funds will invest in all such securities and/or financial instruments as indicated below.

A. CASH/CASH EQUIVALENTS: Fixed income obligations with maturity less than one year, including short term accounts managed by a custodian institution and shares of money market mutual funds. All funds may also participate in repurchase agreements and reverse repurchase agreements.


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

B. FINANCIAL FUTURES: A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date. Futures are used to adjust investment exposure and may involve a small investment of cash relative to the magnitude of the risk assumed. Such instruments are considered as the same type of security in which a Fund invests primarily for the purpose of any limitations set forth here or in the prospectus.

OTHER INVESTMENTS:

The funds may invest in certain other instruments as follows:

     i. Rights and Warrants. All funds except the Money Market Fund and the U.S. Treasury Securities Fund.

     ii. Convertible Securities. All funds except the Money Market Fund and the U.S. Treasury Securities Fund.

     iii. Forward contracts. The International Fund and the Overseas Equity Index Fund.

ELIGIBLE PRACTICES: There are no restrictions on subadvisers as to the following:

-  Fund turnover.

-  Realized gains and losses.

These guidelines are not fundamental policies and may be changed by the Funds' Board of Directors without a vote of shareholders.

FUND POLICIES AND INVESTMENT LIMITATIONS

The following policies supplement the Funds' investment limitations set forth in the prospectus. It is the policy of each Fund not to engage in any of the activities or business practices set forth below. Unless it is noted that a particular restriction is not fundamental, these restrictions may not be changed with respect to a particular Fund without the approval of a dollar-weighted majority of the outstanding shares (the term "majority" is used as defined in the Investment Company Act of 1940) of that Fund. A Fund may not:

(1) Issue senior securities, (as defined in the Investment Company Act of 1940) except as permitted by rule, regulation, or order of the S.E.C.;

(2) Engage in the business of underwriting securities issued by others, except to the extent a Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (this restriction is not fundamental);

(3) Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4) Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the Investment Company Act of 1940 or the rules and regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Fund's net assets;

(5) Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings as provided in the prospectus (this restriction is not fundamental);

(6) Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the prospectus and this Statement of Additional Information and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Fund's ownership of other securities that it has a right to


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

obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the prospectus (this restriction is not fundamental);

(7) Purchase or sell puts or calls, or combinations thereof except as provided in the prospectus;

(8) Purchase or sell real estate or real estate limited partnerships (although a Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(9) Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Fund's shareholders or otherwise to the extent permitted by Section 12 of the Investment Company Act of 1940 or by any rule, regulation, opinion or interpretation of the Commission. Notwithstanding this restriction, the Index Funds and the Money Market Fund may enter into arrangements as described in the prospectus and in this Statement of Additional Information. A Fund will invest only in investment companies which have investment objectives and investment policies consistent with those of the Fund making such investment except that a Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);

(10) Invest in companies for the purpose of exercising control or management;
and

(11) Invest more than 25% of its assets in any single industry, except for the Money Market Fund and with respect to the Index Funds, to the extent that such industry concentration is a component of a Fund's benchmark index.

The above-mentioned Fund policies and investment limitations are considered at the time investment securities are purchased (with the exception of the restriction on illiquid securities).

                                 THE INDEX FUNDS

Each Index Fund is managed by Barclays using quantitative, structured and passive management techniques. Each such Fund is structured as a "feeder" fund which invests in a Master Portfolio of the Master Investment Portfolio. The "Master Portfolio" invests in securities in accordance with investment objectives, policies, and limitations that are substantially similar to those of the applicable Index Fund (see page 6 for a description of the Master Portfolio's policies).

The Broad Market Index Fund's Master Portfolio invests substantially all of its assets in two other Master Portfolios of Barclays. One of these Master Portfolios, in turn, invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index. The other Master Portfolio, in turn, invests substantially all of its assets in stocks comprising the S&P 500 Index (together, the "Underlying Portfolios"). The Master Portfolio's assets will be invested in the Underlying Portfolios in proportions adjusted periodically to maintain the capitalization range of the Wilshire 5000 Index. The Overseas Equity Index Fund's Master Portfolio is the International Index Master Portfolio which seeks to match the total return performance of an international portfolio of common stocks represented by the EAFE Free Index.

The assets of the Vantagepoint Index Funds are invested in these Master Portfolios in proportions that are designed to meet their respective objectives. The Vantagepoint 500 Stock Index Fund invests exclusively in the S&P 500 Index Portfolio. The Vantagepoint Mid/Small Company Index Fund invests exclusively in the Extended Index Portfolio. The Vantagepoint Overseas Equity Index Fund invests exclusively in the International Index Master Portfolio. The Vantagepoint Broad Market Index Fund invests the U.S. Equity Index Fund which, in turn, invests in both Underlying Portfolios in proportions that are designed to approximate the performance of the Wilshire 5000 Index. Finally, the Vantagepoint Core Bond Index Fund invests in a separate Master Portfolio that is designed to track its benchmark index.

The Index Funds employ "passive" management techniques, meaning that each Fund tries to match, as closely as possible, the performance of its benchmark index. Because it would be very expensive to buy and sell all of the stocks (or bonds, as the case may be) in the target index, the Mid / Small Company, the Broad Market, and the Core Bond Index Funds use a "sampling" technique. Using computer programs, each of these Funds selects securities that will recreate its benchmark index in terms of factors such as industry, size, and other characteristics. Therefore, the performance of the Funds versus their respective benchmarks can be expected to deviate more than that of funds investing in all of the securities contained in a benchmark.

FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIO

The Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

The Master Portfolio may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation. This limitation does not apply to foreign currency transactions including, without limitation, foreign currency contracts.

2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets.

3. invest in commodities, except that the Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5. borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets. For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio.

6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Master Portfolio's Board of Trustees.

7. act as an underwriter of securities of other issuers, except to the extent that the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that, in the case of the Master Portfolio, there shall be no limitation with respect to investments in (i) obligations of the U.S. government, its agencies or instrumentalities; or (ii) any industry in which the EAFE Free Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.

9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (3) and (5) may be deemed to give rise to a senior security.

10. purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

Non-Fundamental Investment Restrictions. The Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by vote of a majority of the Trustees of MIP, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

         (1) The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

         (2) The Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

         (3) The Master Portfolio may lend securities from its portfolio to brokers, dealers, and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

NON-FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIO ("FUND")

The following are the Master Portfolio ("Fund") non-fundamental operating policies which may be changed by the Fund's Board of Directors without shareholder approval.

Unless indicated otherwise below, the Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% (10% with respect to a money fund) of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange
     Act), do not exceed 5% of the Fund's net assets.

7. Borrow money except (1) from banks or (2) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8. Make any loans other than loans of portfolio securities, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.

Non-Fundamental Policy No. 5 does not apply because the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Master Portfolio of MIP.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e. due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

MANAGEMENT OF THE VANTAGEPOINT FUNDS

The Vantagepoint Funds is organized as a Delaware business trust and is governed by a 7-member Board of Directors, one of whom is an "interested" director as that term is defined in the Investment Company Act of 1940. The Directors stand in the position of fiduciaries to the shareholders and, as such, they have a duty of due care and loyalty, and are responsible for protecting the interests of shareholders. The Directors are responsible for the overall supervision of the operations of the Vantagepoint Funds and evaluation of the performance of its investment adviser.

Vantagepoint Investment Advisers, LLC ("VIA") serves as investment adviser to the Funds and employs a supporting staff of management personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings, and equipment. Each Fund pays its share of VIA's net expenses which are allocated among the Funds under procedures approved by the Funds' Board of Directors. In addition, each Fund bears its own direct expenses, such as legal, auditing and custodial fees.

The Officers of the Vantagepoint Funds are also officers of VIA. The Officers of the Funds manage its day-to-day operations and are responsible to the Funds' Board of Directors.

The Vantagepoint Funds and affiliates adhere to an Insider Trading Policy established pursuant to Rule 17j-1 of the Investment Company Act of 1940. The policy is designed to prevent unlawful practices in connection with the purchase and sale of securities by persons associated with the Funds, including officers and employees of VIA.

The names of the Directors and Officers of the Funds and their principal occupations over the last 5 years may be found in the prospectus under the heading "Management of the Vantagepoint Funds".

The Vantagepoint Funds have adopted an Insider Trading Policy that is designed to comply with the requirements of Rule 17j-1 of the Investment Company Act of 1940. This policy permits fund personnel to engage in personal securities transactions subject to certain conditions and limitations. Fund personnel who have access to fund trading information as part of their jobs myst obtain prior approval from the Fund's Compliance Officer. The policy is on public file with the Securities and Exchange Commission.

                                  COMPENSATION

Directors and Officers of the Funds do not receive salaries, retirement benefits, deferred compensation or any other form of compensation from the Vantagepoint Funds. Directors are reimbursed for expenses incurred in the exercise of their duties. As of the date of this Statement of Additional Information, Directors and Officers of the Funds as a group beneficially owned less than 1% of the outstanding shares of the Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Initially, the principal shareholder in the Vantagepoint Funds will be the ICMA Retirement Trust (the "RT"), a District of Columbia common law trust. The RT was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The RT will own a majority of the outstanding shares of the Funds upon registration.

In exercising its rights as a shareholder in the Funds, the RT will seek instructions from its investors, the plan sponsors of the public sector retirement plans invested in the RT (the "employers"), in advance of exercising the RT's voting rights. The RT will vote its shares of the Fund in the same proportion as the instructions that it receives from the employers.

INVESTMENT ADVISORY AND OTHER SERVICES

VIA is a wholly-owned subsidiary of, and is controlled by the ICMA Retirement Corporation ("RC"), a retirement plan administrator and investment adviser whose principal investment advisory client is the RT. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. These plans are established and maintained in accordance with Sections 457 and 401, respectively, of the Internal Revenue Code of 1986, as amended. RC has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1983.

RC is governed by a 10-member Board of Directors approved by the Executive Committee of the International City/County Management Association, the organization that founded RC. RC is a non-stock corporation.

VIA is a Delaware limited liability company, and is registered as an investment adviser with the Securities and Exchange Commission.

VIA provides investment advisory services to each of the Vantagepoint Funds pursuant to a Master Advisory Agreement (the "Advisory Agreement"). The advisory services include Fund design, establishment of Fund investment objectives and strategies, selection and management of subadvisers, and performance monitoring. VIA supervises and directs the Funds' investments. Additionally, VIA selects the Master Portfolios in which the Index Funds (other than the Overseas Equity Index
Fund) invest. VIA furnishes periodic reports to the Funds' Board of Directors regarding the investment strategy and performance of each Fund.

Pursuant to the Advisory Agreement, the Vantagepoint Funds compensate VIA for these services by paying VIA an annual advisory fee assessed against daily average net assets under management in each Fund as follows:

                                            ADVISORY FEE
                                            ------------
                 All Funds except
                 the Index Funds               0.10%

                 Index Funds                   0.05%

VIA or its broker-dealer affiliate, ICMA-RC Services LLC, provides all distribution and marketing services for the Funds. VIA or its transfer agent affiliate, Vantagepoint Transfer Agents, LLC. ("VTA"), also provides certain administrative shareholder support services for the Vantagepoint Funds related to the retirement plans investing in the Funds. VIA or VTA, as the case may be, also provides Fund administration services, such as preparation of shareholder reports and proxies, shareholder recordkeeping and processing of orders.

VIA or VTA receives asset-based compensation for these administrative services on an annual basis as follows:

                                             FEE FOR              FEE FOR
                                        INVESTOR SERVICES      FUND SERVICES
                                        -----------------      -------------
                  All Funds except
                  the Index Funds            0.20%                 0.15%

                  Index Funds
                  Class I                    0.15%                 0.15%
                  -------
                  Class II                   0.05%                 0.05%
                  --------

The advisory fee, the fee for Investor services, and the fee for Fund services are deducted from the applicable Fund's assets, and their effect is factored into any quoted share price or investment return for that Fund.

The day-to-day management of each Fund rests with one or more subadvisers hired by the Funds with the assistance of VIA. The responsibility for overseeing subadvisers rests with VIA's Investment Division, headed by Senior Vice President John Tobey, reporting directly to Girard Miller, CFA , President of VIA. The following tables identify each subadviser and indicate the annual subadvisory fee that is paid out of the assets of each Fund. The fee is assessed against average daily net assets under management. The fee schedules that have been negotiated with each subadvisers are set forth below.


         AGGRESSIVE OPPORTUNITIES FUND

                                                ASSETS
            SUBADVISER                          MANAGED                  FEE
      -------------------------           --------------------          -----
      First Pacific Advisers              First $100 million            0.80%
                                          Over $100 million             0.75%

      MFS Institutional Advisers, Inc.    Flat fee                      0.75%

      TCW Funds Management, Inc.                First $100 Million           0.73%
                                                Next  $100 Million           0.69%
                                                Over  $200 Million           0.67%

      INTERNATIONAL FUND

      Subadviser
      ----------
      Capital Guardian Trust Company            First $25 Million            0.75%*
                                                Next  $25 Million            0.60%
                                                Next  $200 Million           0.43%
                                                Next  $250 Million           0.38%
                                                *Minimum Fee of $337,500
                                                Payable to Capital
                                                Guardian

      Lazard Asset Management                   First $100 million           0.50%
                                                Over  $100 million           0.40%

      Rowe Price-Fleming, International, Inc.   First $20 Million            0.75%
                                                Next  $30 Million            0.60%
                                                Over  $50 Million            0.50%
                                                After $200 Million           0.50%*
                                                *On all assets managed
                                                by Rowe Price-Fleming

      GROWTH FUND

      Subadviser
      ----------
      TCW Funds Management, Inc.                First $25 million            0.70%
                                                Next  $25 million            0.50%
                                                Next  $50 million            0.45%
                                                Next  $400 million           0.40%
                                                Over  $500 million           0.35%

      William Blair & Company, LLC              First $150 million           0.50%
                                                Next  $150 million           0.45%
                                                Over  $300 million           0.40%

      Tukman Capital Management, Inc.           Flat fee                     0.50%

      Barclays Global Fund Advisors             First $500 million           0.04%
                                                Next  $500 million           0.02%
                                                Over  $1 billion             0.01%

      Fidelity Management Trust Company         Flat fee**                   0.38%

      Brown Capital Management, Inc.            First $50 million            0.45%
                                                Next  $50 million            0.40%
                                                Next  $100 million           0.30%
                                                Next  $300 million           0.25%
                                                Over  $500 million           0.20%

** From 1/1/2000 to 12/31/2000 the annual fee will be .45 of 1%. Beginning on 1/1/2001 the annual fee will be .80 of 1% on the first $25 million and .60% of 1% on assets over $25 million.

          GROWTH & INCOME FUND

                                                          ASSETS
               SUBADVISER                                 MANAGED                 FEE
      -----------------------------                   -----------------          -----
      Capital Guardian Trust Company                  First $25 million           0.55%*
                                                      Next  $25 million           0.40%
                                                      Over  $50 million           0.23%
                                                      * Minimum fee of
                                                      $167,500 payable to
                                                      Capital Guardian

      Putnam Investments Management, Inc.             First $15 million           0.55%
                                                      Next  $35 million           0.40%
                                                      Next  $50 million           0.30%
                                                      Over  $100 million          0.25%

       EQUITY INCOME FUND

       Subadviser
       ----------

       Wellington Management Company, LLP             First $50 million          0.40%
                                                      Next  $100 million         0.30%
                                                      Over  $200 million         0.25%

       Barrow, Hanley, Mewhinney & Strauss, Inc.      First $10 million          0.75%
                                                      Next  $15 million          0.50%
                                                      Next  $175 million         0.25%
                                                      Next  $600 million         0.20%
                                                      Next  $200 million         0.15%
                                                      Over  $1 billion           0.13%

       T. Rowe Price Associates, Inc.                 First $500 million         0.40%
                                                      Over  $500 million         0.375%

       ASSET ALLOCATION FUND

       Subadviser
       ----------

       AVATAR Investors Associates Corp.              First $250 million         0.25%
                                                      Next  $250 million         0.20%
                                                      Over  $500 million         0.18%

       Mellon Capital Management                      First $200 million         0.38%
                                                      Over  $200 million         0.20%

       Wilshire Asset Management                      First $100 million         0.04%
                                                      Next  $400 million         0.02%
                                                      Over  $500 million         0.01%

       Payden & Rygel Investment Counsel              First $200 million         0.10%
                                                      Next  $100 million         0.09%
                                                      Over  $300 million         0.08%

       U.S. TREASURY SECURITIES FUND
       Subadviser
       ----------

       Seix Investment Advisors, Inc.                 First $25 million          0.17%
                                                      Next  $50 million          0.12%
                                                      Next  $25 million          0.07%

       MONEY MARKET FUND

       AIM Advisors, Inc.                                                        0.08%



       INDEX FUNDS (BARCLAYS)

                                                                 ADVISORY AND
                                                                ADMINISTRATIVE
                                                                    FEES**
                                                                    ------
       Broad Market Index Fund                                      0.08%

       500 Stock Index Fund                                         0.05%

       Core Bond Index Fund                                         0.08%

       Mid/Small Company Index                                      0.10%

       Overseas Equity Index                              Investment advisory fees of
                                                          0.15% of the first $1 billion
                                                          of assets 0.10% of assets
                                                          in excess of $1 billion;
                                                          and administrative fees of
                                                          .10% on the first $1 billion
                                                          of assets and .07% on assets in
                                                          excess of $1 billion.

**Barclays is entitled to receive monthly fees at the annual rate of 0.01% of the average daily net assets of the Master Portfolio, 0.08% of the average daily net assets of the Extended Index Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Portfolio as compensation for its advisory services. The Master Portfolio bears its pro rata share of the advisory fees of the Underlying Portfolios. Based on these fee levels and the expected allocation of assets between the two Underlying Portfolios, the advisory fees payable to Barclays by the Master Portfolio on a combined basis will be approximately 0.07% of the average daily net assets of the Master Portfolio. From time to time, Barclays may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

Information on the advisory services provided by each subadviser and services provided by Barclays for each Fund can be found in the prospectus, under the heading "Investment Policies, Investment Objectives, Principal Investment Strategies, and Related Risks".

PORTFOLIO TRANSACTIONS OF THE FUNDS

VIA maintains a commission recapture program with certain brokers for the Aggressive Opportunities Fund, the International Fund, the Growth Fund, the Growth and Income Fund, and the Equity Income Fund. Under that program, a percentage of commissions generated by the portfolio transactions for those Funds is rebated to the Funds by the brokers and used to reduce the operating expenses of those Funds.

The advisory agreements with each subadviser authorize the subadviser to select the brokers or dealers who will execute the purchases or sales of securities for each Fund. The agreements direct the subadvisers to use best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds.

In placing Fund transactions, each subadviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain most favorable execution.

In choosing brokers, the subadvisers may take into account, in addition to commission cost and execution capabilities, the financial stability and reputation of the brokers and the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such brokers. The subadviser is authorized to pay brokers who provide such brokerage or research services a commission for executing a transaction which is in excess of the commission another broker would have charged for that transaction if the subadviser determines that such commission is reasonable in relation to the value of the brokerage and research services provided to the subadviser by the broker.

With respect to the Index Funds, Barclays assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Barclays and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, Barclays seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. Barclays considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by Barclays based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.

One or more of the subadvisers may aggregate sale and purchase orders from the Funds with similar orders made simultaneously for other clients of the subadviser. The subadviser will do so when, in its judgment, such aggregation will result in overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission, and other expenses.

If an aggregate order is executed in parts at different prices, or two or more separate orders for two or more of a subadviser's clients are entered at approximately the same time on any day are executed at different prices, the subadviser has discretion, subject to its fiduciary duty to all its clients, to use an average price at which such securities were purchased or sold for each of the clients for whom such orders were executed.

The Vantagepoint Funds participate in a securities lending program under which the Funds' custodians is authorized to lend Fund securities to qualified institutional investors under contracts calling for collateral in U.S. Government securities or cash in excess of the market value of the securities loaned. The Vantagepoint Funds receive dividends and interest on the loaned securities. Lending fees received in the Vantagepoint Funds account are used to reduce overall custodial expenses in the Funds from which the loaned securities originated.

CAPITAL STOCK AND OTHER SECURITIES

The Vantagepoint Funds is an open-end diversified management investment company organized as a Delaware business trust. As an open-end company, the Vantagepoint Funds continually offers shares to the public. With the exception of the Index Funds, each Fund offers a single class of shares.

The Index Funds offer two classes of shares, Class I and Class II. Class I shares are open to IRA and other individual accounts and each public sector employee benefit plan that invests indirectly in the Funds through the ICMA Retirement Trust containing assets of less than $40 million. Class II shares are open (i) to qualifying public sector employee benefit plans that invest directly in the Funds and have qualifying assets in excess of $125 million and (ii) public sector employee benefit plans that invest indirectly in the Funds through the ICMA Retirement Trust and have qualifying assets in excess of $40 million so invested. Other plans with average account balances or other features that are expected to afford the Index Funds with certain economies of scale in servicing employee benefit plan participant accounts, may also qualify for Class II shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES

Reference is made to the prospectus under the heading "Purchases, Exchanges and Redemptions".

The Funds reserve the right in their sole discretion (i) to suspend the offering of their shares or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Fund or Funds.

REDEMPTIONS

Reference is made to the prospectus under the heading "Purchases, Exchanges and Redemptions". The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed or trading on the exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

Certain redemption requests must include a signature guarantee

A signature guarantee is designed to protect you against fraud and may be required by The Vantagepoint Funds at the discretion of its management. A redemption request must be made in writing and must include a signature guarantee if any of the following situations would apply:

*     The account registration has changed within the past 30 days;

* The check is being mailed to an address other than the one listed on the account (record address);

*     The check is being made payable to someone other than the account owner;

* The redemption proceeds are being transferred to an account with a different registration;

*     Proceeds are to be wired to a bank account that was not pre-designated;

* Any other transaction reasonably determined by the Funds to require a signature guarantee.

A signature guarantee may be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. Please note: a notary public cannot provide a signature guarantee, and a notarized redemption request is not sufficient.

The Funds have made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in an amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Pricing and Timing of Transactions" and a redeeming shareholder would normally incur brokerage expenses if he or she converted these securities to cash.

TAXATION OF THE FUND

The Vantagepoint Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which would cause the income and capital gains of the Trust to "pass through" to the shareholders for federal income and capital gains tax purposes. Failure to qualify for Subchapter M status could result in federal income and capital gains taxes being assessed at the Fund level, which would reduce Fund returns correspondingly.

CALCULATION OF PERFORMANCE DATA

As newly registered funds, the Vantagepoint Funds have no performance history. However, the Vantagepoint Funds are patterned on, have the same investment objectives, and are operated in substantially the same fashion, as certain funds that have been offered through the ICMA Retirement Trust, an unregistered commingled fund which holds and invests the assets of public sector retirement plans. The inception dates of these funds are noted below. Substantially all of the portfolio securities of each Vantagepoint Fund were transferred from the corresponding fund of the ICMA Retirement Trust. Barclays was not the adviser to any of the Funds shown during these periods. The underlying portfolio of each fund of the ICMA Retirement Trust currently consists solely of the shares of the corresponding Vantagepoint Fund in which it invests.

The performance shown below is the performance an investor would have received had the funds of the ICMA Retirement Trust charged the same asset-based fees (as of June 30, 1999) and expenses as the Vantagepoint Funds, as set forth in the prospectus.

The ICMA Retirement Trust's index funds offered a single class of shares. The ICMA Retirement Trust did not offer a money market fund or a growth and income fund or a core bond index fund, and performance is not shown for those Vantagepoint Funds. Figures shown are updated to most recent quarter-end.

Please note that the performance depicted is hypothetical. Actual performance of the Vantagepoint Funds may vary from that shown.


                                                             ONE      THREE       FIVE        TEN        SINCE        INCEPTION
                         FUND                               YEAR       YEAR       YEAR       YEAR      INCEPTION         DATE
-----------------------------------------------------       ----       ----       ----       ----      ---------         ----
Aggressive Opportunities                                   20.9%        19.0%     N/A         N/A        25.0%          10/01/94
International                                               4.8%         8.1%     N/A         N/A         8.5%          10/01/94
Growth                                                     22.5%        23.5%    24.6%       18.2%        N/A           04/01/83
Equity Income                                              13.3%        22.2%    21.9%        N/A        20.9%          04/01/94
Asset Allocation                                           12.6%        20.7%    19.9%       14.2%        N/A           12/01/74
U.S. Treasury Securities                                    3.0%         6.6%     6.7%        N/A         6.2%          07/01/92
Overseas Equity Index                                       6.6%         N/A      N/A         N/A         8.3%          06/01/97
Mid/Small Company                                          10.1%         N/A      N/A         N/A        17.2%          06/01/97
Broad Market Index                                         19.4%        25.5%    24.9%       16.9%        N/A           11/01/88
500 Stock Index                                            22.2%         N/A      N/A         N/A        27.5%          06/01/97

Communications which refer to the use of a Fund as a potential investment for employee benefit plans or Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal tax applies.

In assessing such comparison of yields, an investor should keep in mind that the composition of the investments in the reported averages may not be identical to the formula used by the Fund to calculate its yield. In addition, there can be no assurance that any Fund will continue its performance as compared to such other averages.

                LEGAL COUNSEL INDEPENDENT AUDITORS & CUSTODIAN.

     Morgan, Lewis & Bockius, Washington, D.C. serves as legal counsel to The Vantagepoint Funds. PricewaterhouseCoopers, LLP, Baltimore, MD, serves as independent auditors. Investors Bank & Trust, Boston, MA serves as custodian.

               VANTAGEPOINT FUNDS VANTAGEPOINT MONEY MARKET FUND
                       STATEMENT OF ASSET AND LIABILITIES

                               FEBRUARY 19, 1999

               Cash                                                                          $    100,000

               Total Assets                                                                  $    100,000

               Total Liabilities                                                                        -

               Net Assets - Offering and redemption price of $1.00                           $    100,000
                     Per share with 100,000 shares outstanding

                         NOTES TO FINANCIAL STATEMENTS

A.        ORGANIZATION

The Vantagepoint Funds (Delaware Business Trust) was organized on July 28, 1999 and was established as a no load open-end diversified "series" investment company offering thirteen distinct investment portfolios (the "Funds"). The five Index Funds offer two classes of shares. The other Funds offer a single class of shares. The Vantagepoint Funds has had no operations other than those matters related to their organization and registration as an investment company under the Investment Company Act of 1940. The Statement of Assets and Liabilities presented is for the Vantagepoint Money Market Fund, one of the portfolios comprising The Vantagepoint Funds. The ICMA Retirement Corporation (a registered Investment Adviser) has provided the initial capital for the Fund by purchasing 100,000 shares of the Vantagepoint Money Market Fund at $1.00 per share. Such shares were acquired for investment and can be disposed of only by redemption.

The Funds are patterned on, have the same investment objectives, and are operated in substantially the same fashion as certain funds offered through the ICMA Retirement Trust, an unregistered commingled fund which holds and invests the assets of public sector retirement plans. Most of the portfolio securities of the ICMA Retirement Trust will be transferred in-kind to the corresponding fund of the Vantagepoint Funds upon the commencement of operations. The underlying portfolio of each fund of the ICMA Retirement Trust will consist solely of the shares of the corresponding Vantagepoint Fund in which it invests.

B.        ORGANIZATION COSTS

The costs incurred in connection with the organization of the Funds has been borne by ICMA Retirement Corporation. The Funds will not be required to reimburse ICMA Retirement Corporation for these costs.

C.        MANAGEMENT OF THE FUNDS

The Funds are managed by Vantagepoint Investment Advisers, LLC (VIA) a wholly-owned subsidiary of ICMA Retirement Corporation. VIA employs a "multi-management" strategy in which it evaluates, selects, and monitors one or more subadvisors for each Fund. Compensation for the investment management of the Funds paid to VIA and the subadvisors is asset based, i.e., it consists of an annual percentage fee calculated based on average assets under management. The aggregate annual advisory fees paid to VIA and to subadvisors ranges from
 .10% to .86% of the average daily net assets of each Fund. VIA or its broker-dealer affiliate, ICMA-RC Services, LLC, provides all distribution and marketing services to the Funds. VIA or its transfer agent affiliate, Vantagepoint Transfer Agents, LLC ("UTA") also provides certain administrative shareholder support services for the Funds. VIA or VTA receives asset-based compensation for these additional administrative services ranging from .10% to
 .35% of the average daily net assets of the Funds.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
  The Vantagepoint Funds:

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the Vantagepoint Money Market Fund, one portfolio comprising The Vantagepoint Funds (the "Fund") at February 19, 1999 in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based upon our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 22, 1999

PART C:  OTHER INFORMATION

FINANCIAL STATEMENTS

Audited Financial statements showing the initial capitalization of the Fund are included in Part B.

EXHIBITS

(a) Agreement and Declaration of Trust *
(b) By-laws*
(c) Not applicable
(d) Advisory Contract with VIA.
Form of Advisory Contract with Subadvisers*
(e) Distribution Agreement*
(f) Not applicable
(g) Custodial Contracts*
(h) Consent of Independent Accountants
(i) Legal opinion**
(j) Opinion of Independent Accountants**
(k) Not applicable
(l) Purchase Agreement*
(m) Not applicable
(n) Not applicable
(o) Rule 18f-3 plan*

*  Previously filed
** Filed herewith

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Reference is made to the discussion regarding the ICMA Retirement Trust under the heading "Control Persons and Principal Holders of Securities".

INDEMNIFICATION

Reference is made to Article VII, sections 3 and 4 of Registrant's Agreement and Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

VIA, the investment adviser for the Funds, is wholly owned by the ICMA Retirement Corporation, which is itself a registered investment adviser. The ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans. Girard Miller is President, Chief Executive Officer and an ex-officio member of the Board of Directors of the ICMA Retirement Corporation. Mr. Miller is president of the Fund's principal investment adviser, VIA. Mr. Miller also serves as President of the ICMA Retirement Trust, a principal shareholder in the Vantagepoint Funds. Mr. Miller serves as President, Chief Executive Officer, and Supervisory Principal of ICMA-RC Services, Inc., a wholly-owned broker-dealer subsidiary of the ICMA Retirement Corporation.

Robin L. Wiessmann is a member of the Board of Directors of the ICMA Retirement Corporation.

LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documentation required by section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained in the physical possession of Registrant, the Registrant's transfer agent, VTA, which has a place of business at 777 North Capitol Street, NE, Ste. 600, Washington, DC 20002, and the Registrant's custodian(s).

MANAGEMENT SERVICES

Reference is made to the discussion in this Statement of Additional Information regarding the ICMA Retirement Corporation, ICMA-RC Services, LCC, and Vantagpoint Transfer Agents, LCC, under the heading "Investment Advisory and Other Services."

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 to the registration statement on Form 485(a) of The Vantagepoint Funds and has duly caused this registration statement to be signed on its behalf by the undersigned, and duly authorized, in the City of Washington, DC, on the 5th day of August, 1999



                                                ..............................
                                                The Vantagepoint Funds



                                                By: (PAUL F. GALLAGHER)*
                                                     George Bissell, Director
                                                     and Chair
                                                     ...........................
                                                     (Signature and Title)

  Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

By: (Paul F. Gallagher)*
     George Bissell            Director               September 29, 1999
 .............................................................................
(Signature)                   (Title)                 (Date)

By: (Paul F. Gallagher)*
     Robert A. Bowman          Director               September 29, 1999

By: (Paul F. Gallagher)*
     N. Anthony Calhoun        Director               September 29, 1999

By: (Paul F. Gallagher)*
     Arthur Lynch              Director               September 29, 1999

By: (Paul F. Gallagher)*
     Eddie Moore               Director               September 29, 1999
 .............................................................................
(Signature)                   (Title)                 (Date)

By: (Paul F. Gallagher)*
     Robin L. Wiessman         Director               September 29, 1999

* As Attorney-in-Fact, pursuant to Power-of-Attorney dated November 12, 1998.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement on Form 485(a) of The Vantagepoint Funds and has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 5th day of August, 1999.

                              MASTER INVESTMENT PORTFOLIO
                              EXTENDED INDEX MASTER PORTFOLIO
                              U.S. EQUITY INDEX MASTER PORTFOLIO
                              S&P 500 INDEX MASTER PORTFOLIO
                              BOND INDEX MASTER PORTFOLIO


                                       By /s/ RICHARD H. BLANK, JR.
                                          --------------------------------
                                          Richard H. Blank, Jr.
                                          Secretary and Treasurer
                                          (Principal Financial Officer)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form 485(a) has been signed below by the following persons in the capacities and on the date indicated:


        Name                                  Title                        Date
        ----                                  -----                        ----
/s/ Richard H. Blank, Jr.        Secretary and Treasurer
------------------------------   (Principal Financial Officer)             August 5, 1999
Richard H. Blank, Jr.

                *                Trustee                                   August 5, 1999
------------------------------
Jack S. Euphrat*

                *                Chairman, President
------------------------------   (Principal Executive Officer),            August 5, 1999
R. Greg Feltus*                  and Trustee

                *                Trustee                                   August 5, 1999
------------------------------
W. Rodney Hughes*

* Richard H. Blank, Jr. signs this document pursuant to powers of attorney as previously filed.

                              *By /s/ RICHARD H. BLANK, JR.
                                 -------------------------------
                                      Richard H. Blank, Jr.
                                      Attorney in Fact